Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 82,999	$ 51,592
Loans, net of allowance	450,699	438,378
Federal Home Loan Bank stock	3,704	4,177
Accrued interest receivable	2,345	2,901
Financial liabilities
Deposits	605,136	579,535
Securities sold under repurchase agreements	15,701	12,705
Subordinated debentures	23,665	23,604
Interest payable	180	224
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	82,999	51,592
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable		0
Financial liabilities
Deposits		0
Securities sold under repurchase agreements		0
Subordinated debentures		0
Interest payable		0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	3,704	4,177
Accrued interest receivable	2,345	2,901
Financial liabilities
Deposits	605,855	580,130
Securities sold under repurchase agreements	15,701	12,705
Subordinated debentures	23,575	21,989
Interest payable	180	224
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	459,031	436,893
Federal Home Loan Bank stock	$ 0	0
Accrued interest receivable		0
Financial liabilities
Deposits		0
Securities sold under repurchase agreements		0
Subordinated debentures		0
Interest payable		$ 0